Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	ICON plc
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31